Business Description and Basis of Presentation	9 Months Ended
Sep. 30, 2020
Organization Consolidation And Presentation Of Financial Statements Abstract
Business Description and Basis of Presentation

Note 1. Business Description and Basis of Presentation

Stratasys Ltd. (collectively with its subsidiaries, the “Company”) is a global provider of applied additive technology solutions for a broad range of industries. The Company focuses on customers’ business requirements and seeks to create new value for its customers across their product lifecycle processes, from design prototypes to manufacturing tools and final production parts. The Company operates a 3D printing ecosystem of solutions and expertise, comprised of: 3D printers ranging from entry-level desktop 3D printers to systems for rapid prototyping (“RP”) and large production systems for direct digital manufacturing (“DDM”) based on precise fused deposition modeling (“FDM”) and PolyJet technologies; advanced materials for use with its 3D printers; software with voxel level control; application-based services; on-demand parts; and key partnerships.

The condensed consolidated interim financial information herein is unaudited; however, such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period. The condensed consolidated interim financial statements include the accounts of Stratasys Ltd. and its subsidiaries. All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

The Company's financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”), which requires the Company to make estimates based on assumptions about current and, for some estimates, future economic and market conditions which affect reported amounts and related disclosures in its financial statements. Although the Company current estimates contemplate current and expected future conditions, as applicable, it is reasonably possible that actual conditions could differ from the Company expectations, which could materially affect its results of operations and financial position.

In particular, a number of estimates have been and will continue to be affected by the ongoing Coronavirus Disease 2019 (“COVID-19”) pandemic. The severity, magnitude and duration, as well as the economic consequences, of the COVID-19 pandemic, are uncertain, rapidly changing and difficult to predict. As a result, the accounting estimates and assumptions may change over time in response to COVID-19. Such changes could have an additional impact on the Company’s long-lived asset and intangible asset valuation; inventory valuation; assessment of the annual effective tax rate; and the allowance for expected credit losses and bad debt.

The results of operations for the three and nine months ended September 30, 2020 include a goodwill impairment charge of $386.2 million, and are not indicative of results that could be expected for the entire fiscal year. Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with GAAP have been condensed or omitted. The reader is referred to the audited consolidated financial statements and notes thereto for the year ended December 31, 2019, filed with the U.S. Securities and Exchange Commission (the “SEC”) as part of the Company’s Annual Report on Form 20-F for such year on February 26, 2020.